UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: May 31, 2011

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

Security Name				Shares	Value
Affiliated Master Portfolios: 99.44%
Wells Fargo Advantage C&B Large Cap Value Portfolio				NA	$634,290
Wells Fargo Advantage Disciplined Value Portfolio				NA	631,864
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				NA	1,904,268
Wells Fargo Advantage Emerging Growth Portfolio				NA	189,809
Wells Fargo Advantage Equity Value Portfolio				NA	635,531
Wells Fargo Advantage Index Portfolio				NA	1,902,637
Wells Fargo Advantage Inflation-Protected Bond Portfolio				NA	2,014,359
Wells Fargo Advantage International Equity Portfolio				NA	282,394
Wells Fargo Advantage International Growth Portfolio				NA	284,841
Wells Fargo Advantage International Index Portfolio				NA	282,111
Wells Fargo Advantage International Value Portfolio				NA	283,652
Wells Fargo Advantage Managed Fixed Income Portfolio				NA	14,122,748
Wells Fargo Advantage Small Cap Value Portfolio				NA	188,454
Wells Fargo Advantage Small Company Growth Portfolio				NA	189,091
Wells Fargo Advantage Small Company Value Portfolio				NA	189,829
Wells Fargo Advantage Stable Income Portfolio				NA	9,168,486
Wells Fargo Advantage Total Return Bond Portfolio				NA	4,038,002
Total Affiliated Master Portfolios (Cost $36,976,518)					36,942,366

				Principal
Other: 0.07%
Gryphon Funding Limited, Pass-through Entity (a)(i)				$24,119	9,201
VFNC Corporation, Pass-through Entity, 0.21% (a)(i)±144A				28,604	15,160
Total Other (Cost $15,861)					24,361

Short-Term Investments: 0.44%
		Yield	Maturity Date
US Treasury Securities: 0.44%
US Treasury Bill #		0.03%	02/02/2012	165,000	164,982

Total Short-Term Investments (Cost $164,946)					164,982

Total Investments in Securities (Cost $37,157,325)*	99.95%				37,131,709
Other Assets and Liabilities, Net	0.05				18,931

Total Net Assets	100.00%				$37,150,640

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
±	Variable rate investment.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $38,147,331 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,536
Gross unrealized depreciation	(1,024,158)

Net unrealized depreciation	$(1,015,622)

1

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Conservative Allocation Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$36,942,366	$0	$36,942,366
Other	0	0	24,361	24,361
Short-term investments
U.S. Treasury securities	164,982	0	0	164,982

	$164,982	$36,942,366	$24,361	$37,131,709

As of August 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(73,609)	$0	$0	$(73,609)

+	Futures contracts are valued at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$27,557
Accrued discounts (premiums)	0
Realized gains (losses)	1,878
Change in unrealized gains (losses)	(2,355)
Purchases	0
Sales	(18,580)
Transfers into Level 3	0
Transfers out of Level 3	0
Transfers in from Affiliated Master Portfolio	15,861

Balance as of August 31, 2011	$24,361

Change in unrealized gains (losses) relating to securities still held at August 31, 2011	$(1,818)

Derivative transactions

During the three months ended August 31, 2011, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with active asset allocation strategy.

At August 31, 2011, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at August 31, 2011	Net Unrealized Gains (Losses)
September 2011	5 Long	S&P 500 Index	$1,522,125	$(67,375)
December 2011	14 Short	30-Year U.S. Treasury Bonds	1,904,438	(6,234)

The Fund had an average notional amount of $1,593,049 and $1,862,690 in long and short futures contracts, respectively, during the three months ended August 31, 2011.

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

Security Name				Shares	Value
Affiliated Master Portfolios: 98.60%
Wells Fargo Advantage C&B Large Cap Value Portfolio				NA	$16,581,987
Wells Fargo Advantage Disciplined Value Portfolio				NA	16,525,726
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				NA	49,828,246
Wells Fargo Advantage Emerging Growth Portfolio				NA	4,989,446
Wells Fargo Advantage Equity Value Portfolio				NA	16,621,101
Wells Fargo Advantage Index Portfolio				NA	49,755,204
Wells Fargo Advantage Inflation-Protected Bond Portfolio				NA	10,376,124
Wells Fargo Advantage International Equity Portfolio				NA	7,346,437
Wells Fargo Advantage International Growth Portfolio				NA	7,330,604
Wells Fargo Advantage International Index Portfolio				NA	7,306,380
Wells Fargo Advantage International Value Portfolio				NA	7,341,597
Wells Fargo Advantage Managed Fixed Income Portfolio				NA	72,753,054
Wells Fargo Advantage Small Cap Value Portfolio				NA	4,935,201
Wells Fargo Advantage Small Company Growth Portfolio				NA	4,967,625
Wells Fargo Advantage Small Company Value Portfolio				NA	4,982,258
Wells Fargo Advantage Total Return Bond Portfolio				NA	20,823,022
Total Affiliated Master Portfolios (Cost $304,130,142)					302,464,012

				Principal
Other: 0.08%
Gryphon Funding Limited, Pass-through Entity (a)(i)				$249,947	95,355
VFNC Corporation, Pass-through Entity, 0.21% (a)(i)±144A				296,425	157,105
Total Other (Cost $164,365)					252,460

Short-Term Investments: 1.41%
		Yield	Maturity Date
US Treasury Securities: 1.41%
US Treasury Bill#		0.01%	11/03/2011	3,815,000	3,814,901
US Treasury Bill#		0.02	02/02/2012	510,000	509,945
Total Short-Term Investments (Cost $4,324,381)					4,324,846

Total Investments in Securities (Cost $308,618,888)*	100.09%				307,041,318
Other Assets and Liabilities, Net	(0.09)				(277,841)

Total Net Assets	100.00%				$306,763,477

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	lliquid security.
±	Variable rate investment.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $312,246,274 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$88,560
Gross unrealized depreciation	(5,293,516)

Net unrealized depreciation	($5,204,956)

1

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Growth Balanced Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$302,464,012	$0	$302,464,012
Other	0	0	252,460	252,460
Short-term investments
U.S. Treasury securities	4,324,846	0	0	4,324,846

	$4,324,846	$302,464,012	$252,460	$307,041.318

As of August 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	($2,220,767)	$0	$0	($2,220,767)

+	Futures contracts are valued at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$285,577
Accrued discounts (premiums)	0
Realized gains (losses)	19,466
Change in unrealized gains (losses)	(24,403)
Purchases	0
Sales	(192,545)
Transfers into Level 3	0
Transfers out of Level 3	0
Transfers from Affiliated Master Portfolio	164,365

Balance as of August 31, 2011	$252,460

Change in unrealized gains (losses) relating to securities still held at August 31, 2011	($18,841)

Derivative transactions

During the three months ended August 31, 2011, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with active asset allocation strategy.

At August 31, 2011, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at August 31, 2011	Net Unrealized Gains (Losses)
September 2011	154 Long	S&P 500 Index	$46,881,450	$(2,075,150)
December 2011	327 Short	30-Year U.S. Treasury Bonds	44.482,219	(145,617)

The Fund had an average notional amount of $49,916,037 and $48,849,82 in long and short futures contracts, respectively, during the three months ended August 31, 2011.

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

Security Name				Shares	Value
Affiliated Master Portfolios: 98.95%
Wells Fargo Advantage C&B Large Cap Value Portfolio				NA	$6,288,499
Wells Fargo Advantage Disciplined Value Portfolio				NA	6,292,691
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				NA	18,940,513
Wells Fargo Advantage Emerging Growth Portfolio				NA	1,887,911
Wells Fargo Advantage Equity Value Portfolio				NA	6,319,327
Wells Fargo Advantage Index Portfolio				NA	18,874,250
Wells Fargo Advantage Inflation-Protected Bond Portfolio				NA	8,390,978
Wells Fargo Advantage International Equity Portfolio				NA	2,846,108
Wells Fargo Advantage International Growth Portfolio				NA	2,847,841
Wells Fargo Advantage International Index Portfolio				NA	2,837,743
Wells Fargo Advantage International Value Portfolio				NA	2,845,421
Wells Fargo Advantage Managed Fixed Income Portfolio				NA	58,849,119
Wells Fargo Advantage Small Cap Value Portfolio				NA	1,874,426
Wells Fargo Advantage Small Company Growth Portfolio				NA	1,880,766
Wells Fargo Advantage Small Company Value Portfolio				NA	1,888,105
Wells Fargo Advantage Stable Income Portfolio				NA	28,050,525
Wells Fargo Advantage Total Return Bond Portfolio				NA	16,844,915
Total Affiliated Master Portfolios (Cost $187,230,396)					187,759,138

				Principal
Other: 0.02%
Gryphon Funding Limited, Pass-through Entity (a)(i)				$45,384	17,314
VFNC Corporation, Pass-through Entity, 0.21% (a)(i)±144A				53,823	28,527
Total Other (Cost $29,845)					45,841

Short-Term Investments: 0.92%
		Yield	Maturity Date
US Treasury Securities: 0.92%
US Treasury Bill #		0.02	02/02/2012	1,740,000	1,739,814

Total Short-Term Investments (Cost $1,739,447)					1,739,814

Total Investments in Securities (Cost $188,999,688)*	99.89%				189,544,793
Other Assets and Liabilities, Net	0.11				205,122

Total Net Assets	100.00%				$189,749,915

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
±	Variable rate investment.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $189,524,655 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$545,105
Gross unrealized depreciation	(524,967)

Net unrealized appreciation	$20,138

1

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Moderate Balanced Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$187,759,138	$0	$187,759,138
Other	0	0	45,841	45,841
Short-term investments
U.S. Treasury Securities	1,739,814	0	0	1,739,814

	$1,739,814	$187,759,138	$45,841	$189,544,793

As of August 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments+	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts	$(882,982)	$0	$0	$(882,982)

+	Futures contracts are valued at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$51,854
Accrued discounts (premiums)	0
Realized gains (losses)	3,535
Change in unrealized gains (losses)	(4,431)
Purchases	0
Sales	(34,962)
Transfers in from Affiliated Master Portfolios	29,845

Balance as of August 31, 2011	$45,841

Change in unrealized gains (losses) relating to securities still held at August 31, 2011	$3,421

Derivative transactions

During the three months ended August 31, 2011, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with active asset allocation strategy.

At August 31, 2011, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at August 31, 2011	Net Unrealized Gains (Losses)
September 2011	61 Long	S&P 500 Index	$18,569,925	$(821,975)
December 2011	137 Short	30-Year U.S. Treasury Bonds	18,636,281	(61,007)

The Fund had an average notional amount of $19,435,197 and $20,064,899 in long and short futures contracts, respectively during the three months ended August 31, 2011.

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolios: 100.13%
Wells Fargo Advantage C&B Large Cap Value Portfolio		N/A	$297,494,685

Total Investments in Securities (Cost $271,486,704)*	100.13%		297,494,685
Other Assets and Liabilities, Net	(0.13)		(393,376)

Total Net Assets	100.00%		$297,101,309

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage C&B Large Cap Value Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, all of the Fund’s investments in the affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolios: 100.06%
Wells Fargo Advantage C&B Large Cap Value Portfolio		N/A	$34,914,821
Wells Fargo Advantage Disciplined Value Portfolio		N/A	34,883,852
Wells Fargo Advantage Diversified Large Cap Growth Portfolio		N/A	104,860,952
Wells Fargo Advantage Emerging Growth Portfolio		N/A	10,138,566
Wells Fargo Advantage Equity Value Portfolio		N/A	34,578,696
Wells Fargo Advantage Index Portfolio		N/A	105,063,781
Wells Fargo Advantage International Equity Portfolio		N/A	15,432,016
Wells Fargo Advantage International Growth Portfolio		N/A	15,342,767
Wells Fargo Advantage International Index Portfolio		N/A	15,442,492
Wells Fargo Advantage International Value Portfolio		N/A	15,502,642
Wells Fargo Advantage Small Cap Value Portfolio		N/A	10,477,064
Wells Fargo Advantage Small Company Growth Portfolio		N/A	10,022,833
Wells Fargo Advantage Small Company Value Portfolio		N/A	10,217,388
Total Affiliated Master Portfolios (Cost $409,515,685)			416,877,870

		Principal
Other: 0.09%
Gryphon Funding Limited, Pass-through Entity (a)(i)		$376,877	143,779
VFNC Corporation, Pass-through Entity, 0.21% (a)(i)±144A		446,957	236,887
Total Other (Cost $247,834)			380,666

Total Investments in Securities (Cost $409,763,519)*	100.15%		417,258,536
Other Assets and Liabilities, Net	(0.15)		(616,700)

Total Net Assets	100.00%		$416,641,836

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
±	Variable rate investment.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified Equity Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the assets of the Fund, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$416,877,870	$0	$416,877,870
Other	0	0	380,666	380,666

	$0	$416,877,870	$380,666	$417,258,536

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$430,602
Accrued discounts (premiums)	0
Realized gains (losses)	29,351
Change in unrealized gains (losses)	(36,796)
Purchases	0
Sales	(290,325)
Transfers into Level 3	0
Transfers out of Level 3	0
Transfers in from Affiliated Master Portfolio	247,834
Balance as of August 31, 2011	$380,666

Change in unrealized gains (losses) relating to securities still held at August 31, 2011	$(28,408)

Transfers in and transfers out are recognized at the end of the reporting period. For the 3 months ended August 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

DIVERSIFIED SMALL CAP FUND

Security Name		Shares	Value
Affiliated Master Portfolios: 99.42%
Wells Fargo Advantage Emerging Growth Portfolio		N/A	$28,293,825
Wells Fargo Advantage Small Cap Value Portfolio		N/A	28,376,025
Wells Fargo Advantage Small Company Growth Portfolio		N/A	28,020,803
Wells Fargo Advantage Small Company Value Portfolio		N/A	28,129,247
Total Affiliated Master Portfolios (Cost $113,226,975)			112,819,900

		Principal
Other: 0.64%
Gryphon Funding Limited, Pass-through Entity (a)(i)		721,673	275,318
VFNC Corporation, Pass-through Entity, 0.21% (a)(i)±144A		855,869	453,610
Total Other (Cost $474,571)			728,928

Total Investments in Securities (Cost $113,701,546)*	100.06%		113,548,828
Other Assets and Liabilities, Net	(0.06)		(66,531)

Total Net Assets	100.00%		$113,482,297

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
±	Variable rate investment.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified Small Cap Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$112,819,900	$0	$112,819,900
Other	0	0	728,928	728,928

	$0	$112,819,900	$728,928	$113,548,828

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$824,549
Accrued discounts (premiums)	0
Realized gains (losses)	56,205
Change in unrealized gains (losses)	(70,459)
Purchases	0
Sales	(555,938)
Transfers into Level 3	0
Transfers out of Level 3	0
Transfers in from Affiliated Master Portfolio	474,571

Balance as of August 31, 2011	$728,928

Change in unrealized gains (losses) relating to securities still held at August 31, 2011	$(54,399)

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

EMERGING GROWTH FUND

Security Name		Shares	Value
Affiliated Master Portfolios: 114.78%
Wells Fargo Advantage Emerging Growth Portfolio		N/A	$1,068,837,191
Total Investments in Securities (Cost $1,091,082,403)*	114.78%		1,068,837,191
Other Assets and Liabilities, Net	(14.78)		(137,635,562)

Total Net Assets	100.00%		$931,201,629

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Emerging Growth Fund (the “Fund”)

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, all of the Fund’s investments in the affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE EQUITY VALUE FUND	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolios: 100.09%
Wells Fargo Advantage Equity Value Portfolio		N/A	$872,320,931

Total Affiliated Master Portfolios (Cost $824,955,556)*	100.09%		872,320,931
Other Assets and Liabilities, Net	(0.09)		(803,047)

Total Net Assets	100.00%		$871,517,884

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Equity Value Fund (the “Fund”)

Securities valuation

Investments in the Master Portfolio are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, all of the Fund’s investments in the affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the 3 months ended August 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INDEX FUND	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolios: 100.04%
Wells Fargo Advantage Index Portfolio		N/A	$2,144,037,234
Total Affiliated Master Portfolios (Cost $1,711,837,501)			2,144,037,234

Total Investments in Securities (Cost $1,711,837,501)*	100.04%		2,144,037,234
Other Assets and Liabilities, Net	(0.04)		(791,271)

Total Net Assets	100.00%		$2,143,245,963

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE INDEX FUND

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Index Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolio are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, all of the Fund’s investments in the affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

INTERNATIONAL VALUE FUND

Security Name		Shares	Value
Affiliated Master Portfolios: 99.85%
Wells Fargo Advantage International Value Portfolio		N/A	$283,362,384
Total Affiliated Master Portfolios (Cost $237,832,274)*	99.85%		283,362,384
Other Assets and Liabilities, Net	0.15		420,698

Total Net Assets	100.00%		$283,783,082

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage International Value Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolio are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, all of the Fund’s investments in the affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolios: 99.98%
Wells Fargo Advantage Small Company Growth Portfolio		N/A	$224,131,624

Total Affiliated Master Portfolios (Cost $206,594,826)*	99.98%		224,131,624
Other Assets and Liabilities, Net	0.02		38,643

Total Net Assets	100.00%		$224,170,267

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Company Growth Fund (the “Fund”)

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, all of the Fund’s investments in the affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the 3 months ended August 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

SMALL COMPANY VALUE FUND

Security Name		Shares	Value
Affiliated Master Portfolio: 99.52%
Wells Fargo Advantage Small Company Value Portfolio		N/A	$78,519,777

Total Investments in Securities (Cost $74,210,747)*	99.52%		78,519,777
Other Assets and Liabilities, Net	0.48		380,978

Total Net Assets	100.00%		$78,900,755

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Company Value Fund (the “Fund”)

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, all of the Fund’s investments in the affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolio: 100.31%
Wells Fargo Advantage Inflation-Protected Bond Portfolio		NA	$64,829,759
Total Affiliated Master Portfolio (Cost $59,180,258)*			64,829,759

Total Investments in Securities (Cost $59,180,258)*	100.31%		64,829,759
Other Assets and Liabilities, Net	(0.31)		(201,016)

Total Net Assets	100.00%		$64,628,743

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Inflation-Protected Bond Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolio are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, all of the Fund’s investments in the affiliated Master Porfolio carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolio: 100.05%
Wells Fargo Advantage Total Return Bond Portfolio		NA	$2,934,591,781
Total Affiliated Master Portfolio (Cost $2,885,796,508)			2,934,591,781

Total Investments in Securities (Cost $2,885,796,508)*	100.05%		2,934,591,781
Other Assets and Liabilities, Net	(0.05)		(1,338,891)

Total Net Assets	100.00%		$2,933,252,890

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Total Return Bond Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolio are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, all of the Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

Security Name		Shares	Value
Investment Companies: 76.38%
Alternative Investments Funds: 5.09%
ING Global Real Estate Fund		809,257	$13,061,409
PIMCO CommodityRealReturn Strategy Fund		2,190,443	20,217,782
			33,279,191

International Equity: 7.16%
American Century Growth Fund		424,467	10,794,207
DFA International Small Cap Value Portfolio		158,171	2,483,286
Dodge & Cox International Stock Fund		114,335	3,707,877
Oppenheimer Developing Markets Fund		95,558	3,139,088
T. Rowe Price International Discovery Fund		58,541	2,461,083
Templeton Institutional Foreign Equity Fund		197,505	3,705,188
Thornburg International Value Fund		419,552	11,109,747
Wells Fargo Advantage Emerging Growth Fund (l)		546,979	6,268,381
Wells Fargo Advantage Emerging Markets Equity Fund (l)		136,295	3,112,988
			46,781,845

International Fixed Income: 9.37%
Oppenheimer International Bond Fund		4,510,339	30,534,998
PIMCO High Yield Fund		3,426,227	30,698,991
			61,233,989

U.S. Equity: 8.29%
Eaton Vance Large Cap Value Fund		271,774	4,614,722
MFS Value Fund		209,785	4,602,679
Royce Pennsylvania Mutual Fund		555,886	6,198,127
T. Rowe Price Blue Chip Growth Fund		394,303	15,153,079
Wells Fargo Advantage Endeavor Select Fund (l)		913,425	8,695,803
Wells Fargo Advantage Small Cap Value Fund (l)		203,470	6,213,979
Wells Fargo Advantage Strategic Large Cap Growth Fund (l)		288,736	8,662,087
			54,140,476

U.S. Fixed Income: 46.47%
Wells Fargo Advantage Government Securities Fund (l)		10,795,191	121,122,040
Wells Fargo Advantage Short Duration Government Bond Fund (l)		17,605,867	182,572,839
			303,694,879

Total Investment Companies (Cost $471,660,451)			499,130,380

Affiliated Master Portfolios: 22.02%
Wells Fargo Advantage Equity Value Portfolio(l)		N/A	9,311,941
Wells Fargo Advantage International Growth Portfolio(l)		N/A	7,423,478
Wells Fargo Advantage Small Company Value Portfolio(l)		N/A	6,239,730
Wells Fargo Advantage Total Return Bond Portfolio(l)		N/A	120,948,484
Total Affiliated Master Portfolios (Cost $141,816,799)			143,923,633

	Yield
Short-Term Investments: 1.26%
Investment Companies: 0.05%
Wells Fargo Advantage Cash Investment Money Market Fund Institutional Class (l)(u)	0.05%	5,673	5,673

1

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

Security Name		Yield	Maturity Date	Principal	Value
US Treasury Securities: 1.21%
US Treasury Bill #		0.04%	05/03/2012	160,000	$159,935
US Treasury Bill #		0.06	11/03/2011	1,965,000	1,964,949
US Treasury Bill #		0.07	01/05/2012	55,000	54,997
US Treasury Bill #		0.07	02/02/2012	5,555,000	5,554,406
US Treasury Bill#		0.04	04/05/2012	200,000	199,952
					7,934,239

Total Short-Term Investments (Cost $7,938,670)					7,939,912

Total Investments in Securities (Cost $621,415,920)*	99.61%				650,993,925
Other Assets and Liabilities, Net	0.39				2,525,597

Total Net Assets	100.00%				$653,519,522

(l)	Investment in an affiliate. The total cost of affiliated investments is $468,926,698
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $620,800,259 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,085,479
Gross unrealized depreciation	(891,813)

Net unrealized appreciation	$30,193,666

2

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Wealthbuilder Conservative Allocation Portfolio (the ”Portfolio”).

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and the Portfolio acquires an indirect interest in those securities.

Securities valuation

Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on the Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Portfolio may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Investment companies	$499,130,380	$0	$0	$499,130,380
Affiliated Master Portfolios	143,923,633	0	0	143,923,633
Short-term investments
Investment companies	5,673	0	0	5,673
U.S. Treasury securities	7,934,239	0	0	7,934,239

	$650,993,925	$0	$0	$650,993,925

As of August 31, 2011, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments+	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts	$(490,252)	$0	$0	$(490,252)

+	Futures contracts, are valued at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short term investments and the Master Portfolios) during the three months ended August 31, 2011 were as follows:

	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Dividend Income	Capital Gain Distributions	Value, End of Period
Wells Fargo Advantage Emerging Growth Fund*	$0	$857,632	$0	$0	$0	$6,268,381
Wells Fargo Advantage Emerging Markets Equity Fund	2,992,921	318,539	20,269	0	0	3,112,988
Wells Fargo Advantage Endeavor Select Fund	8,352,601	1,424,050	237,259	0	0	8,695,803
Wells Fargo Advantage Government Securities Fund	117,779,022	6,235,047	5,225,793	1,172,131	0	121,122,040
Wells Fargo Advantage Short Duration Government Bond Fund	176,373,141	8,260,499	2,422,638	1,009,062	0	182,572,839
Wells Fargo Advantage Small Cap* Growth fund	6,006,122	1,324,872	272,897	0	833,565	0
Wells Fargo Advantage Small Cap Value Fund	5,967,547	834,375	121,877	0	0	6,213,979
Wells Fargo Advantage Strategic Large Cap Growth Fund	8,323,217	1,157,394	159,690	0	0	8,662,087

	$325,794,571	$20,412,408	$8,460,405	$2,181,193	$833,565	$330,434,138

*	After the close of business on August 26, 2011, Wells Fargo Advantage Small Cap Growth Fund merged into Wells Fargo Advantage Emerging Growth Fund.

As of August 31, 2011, the Portfolio owned the following percentages in affiliated Master Portfolios:

Affiliated Master Portfolio	Percentage
Wells Fargo Advantage Equity Value Portfolio	1%
Wells Fargo Advantage International Growth Portfolio	7
Wells Fargo Advantage Small Company Value Portfolio	3
Wells Fargo Advantage Total Return Bond Portfolio	4

Derivative transactions

During the three months ended August 31, 2011, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with active asset allocation strategy.

At August 31, 2011, the Portfolio had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at August 31, 2011	Net Unrealized Gains (Losses)
September 2011	138 Long	S&P 500 Index	$42,010,650	$(1,397,304)
September 2011	259 Short	MSCI EAFE Index	19,681,410	1,889,012
September 2011	68 Short	MSCI Emerging Markets Index	3,528,860	319,856
September 2011	259 Long	Russell 2000 Index	18,808,580	(1,196,870)
December 2011	19 Long	10-Year U.S. Treasury Notes	2,451,594	(297)
December 2011	235 Short	30-Year U.S. Treasury Bonds	31,967,344	(104,649)

The Portfolio had an average notional amount of $61,616,111 and $55,223,678 in long and short futures contracts, respectively during the three months ended August 31, 2011.

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

Security Name			Shares	Value
Investment Companies: 76.68%
International Equity: 28.75%
DFA International Small Cap Value Portfolio			152,421	$2,393,015
Dodge & Cox International Stock Fund			110,561	3,585,502
Oppenheimer Developing Markets Fund			92,162	3,027,507
T. Rowe Price International Discovery Fund			56,455	2,373,370
Templeton Institutional Foreign Equity Fund			190,144	3,567,092
Thornburg International Value Fund			402,521	10,658,767
Wells Fargo Advantage Emerging Growth Fund(l)			513,787	5,887,998
Wells Fargo Advantage Emerging Markets Equity Fund(l)			132,213	3,019,744
				34,512,995

U.S. Equity: 47.93%
American Century Growth Fund			297,879	7,575,065
Eaton Vance Large Cap Value Fund			443,433	7,529,487
MFS Value Fund			342,650	7,517,734
Royce Pennsylvania Mutual Fund			541,964	6,042,900
T. Rowe Price Blue Chip Growth Fund			277,231	10,653,968
Wells Fargo Advantage Endeavor Select Fund(l)			633,303	6,029,045
Wells Fargo Advantage Small Cap Value Fund(l)			200,099	6,111,009
Wells Fargo Advantage Strategic Large Cap Growth Fund(l)			202,940	6,088,192
				57,547,400

Total Investment Companies (Cost $79,907,269)				92,060,395

Affiliated Master Portfolios: 23.37%
Wells Fargo Advantage Equity Value Portfolio(l)			NA	14,979,832
Wells Fargo Advantage International Growth Portfolio(l)			NA	7,146,546
Wells Fargo Advantage Small Company Value Portfolio(l)			NA	5,927,021
Total Affiliated Master Portfolios (Cost $27,231,188)				28,053,399

Short-Term Investments: 0.33%
		Yield
Investment Companies: 0.33%
Wells Fargo Advantage Cash Investment Money Market Fund Institutional Class (l)(u)		0.05%	400,000	400,000

Total Short-Term Investments (Cost $400,000)				400,000

Total Investments in Securities (Cost $107,538,457)*	100.38%			120,513,794
Other Assets and Liabilities, Net	(0.38)			(460,856)

Total Net Assets	100.00%			$120,052,938

(l) Investment in an affiliate. The total cost of affiliated investments is $52,060,468.
(u) Rate shown is the 7-day annualized yield at period end.
* Cost for federal income tax purposes is $108,769,766 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,085,431
Gross unrealized depreciation	(1,341,403)

Net unrealized appreciation	$11,744,028

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage WealthBuilder Equity Portfolio (the “Portfolio”).

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and the Portfolio acquires an indirect interest in those securities.

Securities valuation

Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on the Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Investment companies	$92,060,395	$0	$0	$92,060,395
Affiliated Master Portfolios	0	28,053,399	0	28,053,399
Short-term investments
Investment companies	400,000	0	0	400,000

	$92,460,395	$28,053,399	$0	$120,513,794

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short term investments and the Master Portfolios) during the three months ended August 31, 2011 was as follows:

	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Dividend Income	Capital Gain Distributions	Value, End of Period
Wells Fargo Advantage Emerging Growth Fund	$0	$791,362	$6,022	$0	$0	$5,887,998
Wells Fargo Advantage Emerging Markets Equity Fund	3,520,578	7,268	289,975	0	0	3,019,744

Wells Fargo Advantage Endeavor Select Fund	7,061,931	20,534	326,997	0	0	6,029,045
Wells Fargo Advantage Small Cap Growth Fund*	7,080,146	116,824	329,822	0	791,361	0
Wells Fargo Advantage Small Cap Value Fund	7,018,867	36,754	365,882	0	0	6,111,009
Wells Fargo Advantage Strategic Large Cap Growth Fund	7,036,556	15,559	389,055	0	0	6,088,192

	$31,718,078	$988,301	$1,707,753	$0	$791,361	$27,135,988

*	After the close of business on August 26, 2011, Wells Fargo Advantage Small Cap Growth Fund merged into Wells Fargo Advantage Emerging Growth Fund.

As of August 31, 2011, the Portfolio owned the following percentages in affiliated Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Equity Value Portfolio	1%
Wells Fargo Advantage International Growth Portfolio	6
Wells Fargo Advantage Small Company Value Portfolio	3

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTEMENTS - August 31, 2011 (UNAUDITED)

Security Name			Shares	Value
Investment Companies: 75.64%
Alternative Investments Funds: 4.77%
ING Global Real Estate Fund			330,570	$5,335,396
PIMCO CommodityRealReturn Strategy Fund			869,120	8,021,977
				13,357,373

International Equity: 27.42%
American Century Growth Fund			700,790	17,821,090
DFA International Small Cap Value Portfolio			258,969	4,065,810
Dodge & Cox International Stock Fund			187,035	6,065,535
Oppenheimer Developing Markets Fund			155,614	5,111,930
T. Rowe Price International Discovery Fund			96,008	4,036,157
Templeton Institutional Foreign Equity Fund			322,738	6,054,565
Thornburg International Value Fund			688,811	18,239,703
Wells Fargo Advantage Emerging Growth Fund (l)			900,033	10,314,382
Wells Fargo Advantage Emerging Markets Equity Fund (l)			222,475	5,081,321
				76,790,493

International Fixed Income: 5.41%
Oppenheimer International Bond Fund			1,112,122	7,529,063
PIMCO High Yield Fund			852,218	7,635,877
				15,164,940

U.S. Equity: 31.79%
Eaton Vance Large Cap Value Fund			445,218	7,559,804
MFS Value Fund			343,622	7,539,073
Royce Pennsylvania Mutual Fund			912,615	10,175,660
T. Rowe Price Blue Chip Growth Fund			650,464	24,997,321
Wells Fargo Advantage Endeavor Select Fund (l)			1,503,129	14,309,787
Wells Fargo Advantage Small Cap Value Fund (l)			333,213	10,176,321
Wells Fargo Advantage Strategic Large Cap Growth Fund (l)			476,088	14,282,647
				89,040,613

U.S. Fixed Income: 6.25%
Wells Fargo Advantage Government Securities Fund (l)			1,560,063	17,503,907

Total Investment Companies (Cost $190,148,391)				211,857,326

Affiliated Master Portfolios: 19.66%
Wells Fargo Advantage Equity Value Portfolio(l)			NA	15,259,195
Wells Fargo Advantage International Growth Portfolio(l)			NA	12,139,241
Wells Fargo Advantage Small Company Value Portfolio(l)			NA	10,186,786
Wells Fargo Advantage Total Return Bond Portfolio(l)			NA	17,475,825
Total Affiliated Master Portfolios (Cost $54,072,920)				55,061,047

Short-Term Investments: 4.48%
	Yield
Investment Companies: 0.01%
Wells Fargo Advantage Cash Investment Money Market Fund Institutional Class (l)(u)	0.05%		48,847	48,847

		Maturity Date	Principal
US Treasury Securities: 4.47%
US Treasury Bill #	0.01	11/03/2011	$3,115,000	3,114,919
US Treasury Bill #	0.01	01/05/2012	150,000	149,992

1

PORTFOLIO OF INVESTEMENTS - August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

Security Name		Yield	Maturity Date	Principal	Value
US Treasury Securities (continued)
US Treasury Bill #		0.02%	02/02/2012	$9,035,000	$9,034,033
US Treasury Bill #		0.03	11/17/2011	30,000	29,998
US Treasury Bill #		0.04	04/05/2012	25,000	24,994
US Treasury Bill #		0.06	05/03/2012	160,000	159,935
					12,513,871

Total Short-Term Investments (Cost $12,560,646)					12,562,718

Total Investments in Securities (Cost $256,781,957)*	99.78%				279,481,091
Other Assets and Liabilities, Net	0.22				607,901

Total Net Assets	100.00%				$280,088,992

(l)	Investment in an affiliate. The total cost of affiliated investments is $120,985,687.
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $266,163,046 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,463,544
Gross unrealized depreciation	(2,145,499)

Net unrealized appreciation	$13,318,045

2

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (the “Portfolio”).

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and the Portfolio acquires an indirect interest in those securities.

Securities valuation

Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments in the Master Portfolios are valued daily based on the Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Portfolio may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Investment companies	$211,857,326	$0	$0	$211,857,326
Affiliated Master Portfolios	0	55,061,047	0	55,061,047
Short-term investments
Investment companies	48,847	0	0	48,847
U.S. Treasury securities	12,513,871	0	0	12,513,871

	$224,420,044	$55,061,047	$0	$279,481,091

As of August 31, 2011, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments+	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts	$(819,058)	$0	$0	$(819,058)

+	Futures contracts are valued at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short term investments and the Master Portfolios) during the three months ended August 31, 2011 was as follows:

	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Dividend Income	Capital Gain Distributions	Value, End of Period
Wells Fargo Advantage Emerging Markets Equity Fund	$5,784,403	$311,850	$657,147	$0	$0	$5,081,321
Wells Fargo Advantage Emerging Growth Fund*	0	1,384,842	0	0	0	10,314,382
Wells Fargo Advantage Endeavor Select Fund	16,117,506	479,552	587,744	0	0	14,309,787
Wells Fargo Advantage Government Securities Fund	19,885,854	5,641,057	8,391,885	168,146	0	17,503,907
Wells Fargo Advantage Small Cap Growth Fund*	11,590,907	831,040	457,961	0	1,384,842	0
Wells Fargo Advantage Small Cap Value Fund	11,548,586	273,900	671,490	0	0	10,176,321
Wells Fargo Advantage Strategic Large Cap Growth Fund	16,094,312	165,557	626,156	0	0	14,282,647

	$81,021,568	$9,087,798	$11,392,383	$168,146	$1,384,842	$71,668,365

*	After the close of business on August 26, 2011, Wells Fargo Advantage Small Cap Growth Fund merged into Wells Fargo Advantage Emerging Growth Fund.

As of August 31, 2011, the Portfolio owned the following percentages in affiliated Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Equity Value Portfolio	1%
Wells Fargo Advantage International Growth Portfolio	11
Wells Fargo Advantage Small Company Value Portfolio	5
Wells Fargo Advantage Total Return Bond Portfolio	1

Derivative transactions

During the three months ended August 31, 2011, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with active asset allocation strategy.

At August 31, 2011, the Portfolio had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at August 31, 2011	Net Unrealized Gains (Losses)
September 2011	192 Long	S&P 500 Index	$58,449,600	$(2,623,278)
September 2011	455 Short	MSCI EAFE Index	34,575,450	3,518,283
September 2011	126 Short	MSCI Emerging Markets Index	6,538,770	597,870
September 2011	445 Long	Russell 2000 Index	32,315,900	(2,181,364)
December 2011	6 Long	10-Year U.S. Treasury Notes	774,188	(93)
December 2011	293 Short	30-Year U.S. Treasury Bonds	39,857,156	(130,476)

The Portfolio had an average notional amount of $96,554,752 and $88,364,873 in long and short futures contracts, respectively, during the three months ended August 31, 2011.

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

Security Name			Shares	Value
Alternative Investments Funds: 4.81%
ING Global Real Estate Fund			836,807	$13,506,060
PIMCO CommodityRealReturn Strategy Fund			2,207,377	20,374,090
				33,880,150

International Equity Funds: 17.27%
DFA International Small Cap Value Portfolio			534,578	8,392,878
Dodge & Cox International Stock Fund			385,465	12,500,614
Oppenheimer Developing Markets Fund			321,468	10,560,235
T. Rowe Price International Discovery Fund			197,468	8,301,535
Templeton Institutional Foreign Equity Fund			663,445	12,446,229
Thornburg International Value Fund			1,413,201	37,421,550
Wells Fargo Advantage Emerging Growth Fund(l)			1,864,028	21,361,754
Wells Fargo Advantage Emerging Markets Equity Fund(l)			461,272	10,535,446
				121,520,241

International Fixed Income Funds: 9.01%
Oppenheimer International Bond Fund			4,650,456	31,483,588
PIMCO High Yield Fund			3,563,759	31,931,283
				63,414,871

U.S. Equity Funds: 31.45%
American Century Growth Fund			1,449,364	36,857,314
Eaton Vance Large Cap Value Fund			923,923	15,688,214
MFS Value Fund			714,105	15,667,462
Royce Pennsylvania Mutual Fund			1,884,259	21,009,483
T. Rowe Price Blue Chip Growth Fund			1,349,714	51,869,528
Wells Fargo Advantage Endeavor Select Fund(l)			3,111,269	29,619,285
Wells Fargo Advantage Small Cap Value Fund(l)			689,047	21,043,493
Wells Fargo Advantage Strategic Large Cap Growth Fund(l)			985,588	29,567,647
				221,322,426

U.S. Fixed Income Funds: 11.56%
Wells Fargo Advantage Government Securities Fund(l)			7,249,297	81,337,109

Total Investment Companies (Cost $465,269,398)				521,474,797

Affiliated Master Portfolios: 21.71%
Wells Fargo Advantage Equity Value Portfolio(l)			NA	31,581,123
Wells Fargo Advantage International Growth Portfolio(l)			NA	24,971,440
Wells Fargo Advantage Small Company Value Portfolio(l)			NA	21,088,104
Wells Fargo Advantage Total Return Bond Portfolio(l)			NA	75,122,085
Total Affiliated Master Portfolios (Cost $148,980,311)				152,762,752

Short-Term Investments: 4.26%
	Yield
Investment Companies: 0.38%
Wells Fargo Advantage Cash Investment Money Market Fund Institutional Class (l)(u)	0.05%		2,652,130	2,652,130

		Maturity Date	Principal
US Treasury Securities: 3.88%
US Treasury Bill #	0.01	11/03/2011	$7,080,000	7,079,816
US Treasury Bill #	0.02	01/05/2012	245,000	244,987
US Treasury Bill #	0.02	02/02/2012	19,970,000	19,967,863
US Treasury Bill #	0.06	05/03/2012	45,000	44,982
				27,337,648

Total Short-Term Investments (Cost $29,985,144)				29,989,778

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

Total Investments in Securities (Cost $644,234,853)*	100.08%	704,227,327
Other Assets and Liabilities, Net	(0.08)	(578,970)

Total Net Assets	100.00%	$703,648,357

†	Non-income earning securities.
(l)	Investment in an affiliate. The total cost of affiliated investments is $318,318,343.
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $671,371,463 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$36,644,951
Gross unrealized depreciation	(3,789,087)

Net unrealized appreciation	$32,855,864

2

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (the “Portfolio”).

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and the Portfolio acquires an indirect interest in those securities.

Securities valuation

Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on the Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolios’ Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Portfolio may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Investment companies	$521,474,797	$0	$0	$521,474,797
Affiliated Master Portfolios	0	152,762,752	0	152,762,752
Short-term investments
Investment companies	2,652,130	0	0	2,652,130
U.S. Treasury securities	27,337,648	0	0	27,337,648

	$544,139,772	$160,087,555	$0	$704,227,327

As of August 31, 2011, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(2,749,768)	$0	$0	$(2,749,768)

+	Futures contracts are valued at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short term investments and Master Portfolios) during the three months ended August 31, 2011 was as follows:

	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Dividend Income	Capital Gain Distributions	Value, End of Period
Wells Fargo Advantage Emerging Growth Fund*	$0	$2,865,567	$0	$0	$0	$21,361,754
Wells Fargo Advantage Emerging Markets Equity Fund	11,846,142	86,558	659,071	0	0	10,535,446
Wells Fargo Advantage Endeavor Select Fund	33,035,980	1,028,531	986,727	0	0	29,619,285
Wells Fargo Advantage Government Securities Fund	91,859,583	17,208,109	29,435,402	806,264	0	81,337,109
Wells Fargo Advantage Small Cap Growth Fund*	23,691,133	1,755,148	807,021	0	2,865,567	0
Wells Fargo Advantage Small Cap Value Fund	23,681,106	577,013	1,238,106	0	0	21,043,493
Wells Fargo Advantage Strategic Large Cap Growth Fund	32,920,129	398,931	1,017,844	0	0	29,567,647

	$217,034,073	$23,919,857	$34,144,171	$806,264	$2,865,567	$193,464,734

*	After the close of business on August 26, 2011, Wells Fargo Advantage Small Cap Growth Fund merged into Wells Fargo Advantage Emerging Growth Fund.

As of August 31, 2011, the Portfolio owned the following percentages in affiliated Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Equity Value Portfolio	3%
Wells Fargo Advantage International Growth Portfolio	22
Wells Fargo Advantage Small Company Value Portfolio	11
Wells Fargo Advantage Total Return Bond Portfolio	2

Derivative transactions

During the three months ended August 31, 2011, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with active asset allocation strategy.

At August 31, 2011, the Portfolio had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at August 31, 2011	Net Unrealized Gains (Losses)
September 2011	468 Long	S&P 500 Index	142,470,900	(6,217,011)
September 2011	873 Short	MSCI EAFE Index	66,339,270	7,146,896
September 2011	262 Short	MSCI Emerging Markets Index	13,596,490	1,236,647
September 2011	918 Long	Russell 2000 Index	66,665,160	(4,586,316)
December 2011	29 Long	10-Year U.S. Treasury Notes	3,741,906	(453)
December 2011	740 Short	30-Year U.S. Treasury Bonds	100,663,125	(329,531)

The Portfolio had an average notional amount of $222,460,840 and $201,381,156 in long and short futures contracts, respectively, during the three months ended August 31, 2011.

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

Security Name			Shares	Value
Investment Companies: 76.81%
International Fixed Income: 9.25%
Oppenheimer International Bond Fund			4,488,770	$30,388,971
PIMCO High Yield Fund			3,441,745	30,838,036
				61,227,007

U.S. Equity: 16.37%
Eaton Vance Large Cap Value Fund			541,382	9,192,674
MFS Value Fund			418,318	9,177,904
Royce Pennsylvania Mutual Fund			1,109,568	12,371,681
T. Rowe Price Blue Chip Growth Fund			790,279	30,370,433
Wells Fargo Advantage Endeavor Select Fund (l)			1,830,412	17,425,525
Wells Fargo Advantage Small Cap Value Fund (l)			407,586	12,447,664
Wells Fargo Advantage Strategic Large Cap Growth Fund (l)			578,974	17,369,211
				108,355,092

U.S. Fixed Income: 32.00%
Wells Fargo Advantage Government Securities Fund (l)			8,098,475	90,864,894
Wells Fargo Advantage Short Duration Government Bond Fund (l)			11,659,827	120,912,411
				211,777,305

International Equity: 14.08%
American Century Growth Fund			847,466	21,551,067
DFA International Small Cap Value Portfolio			315,657	4,955,811
Dodge & Cox International Stock Fund			227,446	7,376,072
Oppenheimer Developing Markets Fund			189,086	6,211,472
T. Rowe Price International Discovery Fund			116,544	4,899,510
Templeton Institutional Foreign Equity Fund			390,348	7,322,921
Thornburg International Value Fund			834,995	22,110,659
Wells Fargo Advantage Emerging Growth Fund (l)			1,098,378	12,587,406
Wells Fargo Advantage Emerging Markets Equity Fund (l)			271,083	6,191,538
				93,206,456

Alternative Investments Funds: 5.11%
ING Global Real Estate Fund			805,691	13,003,853
PIMCO CommodityRealReturn Strategy Fund			2,251,867	20,784,737
				33,788,590

Total Investment Companies (Cost $474,776,132)				508,354,450

Affiliated Master Portfolios: 20.63%
Wells Fargo Advantage Equity Value Portfolio (l)			NA	18,591,668
Wells Fargo Advantage International Growth Portfolio (l)			NA	14,734,704
Wells Fargo Advantage Small Company Value Portfolio (l)			NA	12,447,038
Wells Fargo Advantage Total Return Bond Portfolio (l)			NA	90,735,532
Total Affiliated Master Portfolios (Cost $134,010,085)				136,508,942

	Yield	Maturity Date	Principal
Short-Term Investments: 2.42%
U.S. Treasury Securities: 2.42%
US Treasury Bill #	0.01%	11/03/2011	$4,125,000	4,124,893

1

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

Security Name	Yield	Maturity Date	Principal	Value
U.S. Treasury Securities (continued)
US Treasury Bill #	0.04%	11/17/2011	$25,000	$24,998
US Treasury Bill #	0.01	01/05/2012	195,000	194,990
US Treasury Bill #	0.02	02/02/2012	11,505,000	11,503,769
US Treasury Bill #	0.04	04/05/2012	180,000	179,957
Total Short-Term Investments (Cost $16,025,961)				16,028,607

Total Investments in Securities (Cost $624,812,178)*	99.86%			660,891,999
Other Assets and Liabilities, Net	0.14			949,873

Total Net Assets	100.00%			$661,841,872

(l)	Investment in an affiliate. The total cost of affiliated investments is $400,884,775.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $633,306,920 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$29,686,525
Gross unrealized depreciation	(2,101,446)

Net unrealized appreciation	$27,585,079

2

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (the “Portfolio”).

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and the Portfolio acquires an indirect interest in those securities.

Securities valuation

Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments in the Master Portfolios are valued daily based on the Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Portfolio may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Investment companies	$508,354,450	$0	$0	$508,354,450
Affiliated Master Portfolios	0	136,508,942	0	136,508,942
Short-term investments
U.S. Treasury securities	16,028,607	0	0	16,028,607

	$524,383,057	$136,508,942	$0	$660,891,999

As of August 31, 2011, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments+	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts	$(1,400,798)	$0	$0	$(1,400,798)

+	Futures contracts are valued at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short term investments and the Master Portfolios) during the three months ended August 31, 2011 was as follows:

	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Dividend Income	Capital Gain Distributions	Value, End of Period
Wells Fargo Advantage Emerging Growth Fund*	0	$1,681,332	$0	$0	$0	$12,587,406
Wells Fargo Advantage Emerging Markets Equity Fund	$6,510,455	144,367	60,468	0	0	6,191,538
Wells Fargo Advantage Endeavor Select Fund	18,122,924	1,741,069	578,684	0	0	17,425,525
Wells Fargo Advantage Government Securities Fund	95,491,076	6,160,647	12,631,844	844,152	0	90,864,894
Wells Fargo Advantage Short Duration Government Bond Fund	127,328,734	6,269,622	12,925,544	698,227	0	120,912,411
Wells Fargo Advantage Small Cap Growth Fund*	13,063,445	1,778,736	529,699	0	1,681,332	0
Wells Fargo Advantage Small Cap Value Fund	12,992,161	809,179	299,137	0	0	12,447,664
Wells Fargo Advantage Strategic Large Cap Growth Fund	18,061,730	1,156,198	376,052	0	0	17,369,211

	$291,570,525	$19,741,150	$27,401,428	$1,542,379	$1,681,332	$277,798,649

*	After the close of business on August 26, 2011, Wells Fargo Advantage Small Cap Growth Fund merged into Wells Fargo Advantage Emerging Growth Fund.

As of August 31, 2011, the Portfolio owned the following percentages in affiliated Master Portfolios:

Affiliated Master Portfolio	Percentage
Wells Fargo Advantage Equity Value Portfolio	2%
Wells Fargo Advantage International Growth Portfolio	13
Wells Fargo Advantage Small Company Value Portfolio	6
Wells Fargo Advantage Total Return Bond Portfolio	3

Derivative transactions

During the three months ended August 31, 2011, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with active asset allocation strategy.

At August 31, 2011, the Portfolio had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at August 31, 2011	Net Unrealized Gains (Losses)
September 2011	284 Long	S&P 500 Index	$86,456,700	$(3,402,405)
September 2011	489 Short	MSCI EAFE Index	37,159,110	4,040,129
September 2011	146 Short	MSCI Emerging Markets Index	7,576,670	686,227
September 2011	533 Long	Russell 2000 Index	38,706,460	(2,514,109)
December 2011	29 Long	10-Year U.S. Treasury Notes	3,741,906	(453)
December 2011	472 Short	30-Year U.S. Treasury Bonds	64,206,750	(210,187)

The Portfolio had an average notional amount of $129,131,448 and $117,684,386 in long and short futures contracts, respectively, during the three months ended August 31, 2011.

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

Security Name			Shares	Value
Investment Companies: 77.74%
U.S. Equity: 41.76%
Eaton Vance Large Cap Value Fund			744,349	$12,639,041
MFS Value Fund			574,866	12,612,568
Royce Pennsylvania Mutual Fund			1,535,691	17,122,953
T. Rowe Price Blue Chip Growth Fund			1,096,361	42,133,137
Wells Fargo Advantage Endeavor Select Fund (l)			2,512,654	23,920,467
Wells Fargo Advantage Small Cap Value Fund (l)			556,789	17,004,346
Wells Fargo Advantage Strategic Large Cap Growth Fund (l)			801,492	24,044,755
				149,477,267

International Equity: 35.98%
American Century Growth Fund			1,170,642	29,769,428
DFA International Small Cap Value Portfolio			434,454	6,820,936
Dodge & Cox International Stock Fund			314,272	10,191,850
Oppenheimer Developing Markets Fund			261,592	8,593,303
T. Rowe Price International Discovery Fund			161,362	6,783,644
Templeton Institutional Foreign Equity Fund			543,909	10,203,731
Thornburg International Value Fund			1,158,131	30,667,307
Wells Fargo Advantage Emerging Growth Fund (l)			1,503,018	17,224,583
Wells Fargo Advantage Emerging Markets Equity Fund (l)			373,582	8,532,607
				128,787,389

Total Investment Companies (Cost $241,879,581)				278,264,656

Affiliated Master Portfolios: 17.64%
Wells Fargo Advantage Equity Value Portfolio(l)			NA	25,541,256
Wells Fargo Advantage International Growth Portfolio(l)			NA	20,432,460
Wells Fargo Advantage Small Company Value Portfolio(l)			NA	17,158,474
Total Affiliated Master Portfolios (Cost $60,704,805)				63,132,190

Short-Term Investments: 4.93%
	Yield
Investment Companies: 0.84%
Wells Fargo Advantage Cash Investment Money Market Fund Institutional Class(l)(u)	0.05%		3,000,000	3,000,000

		Maturity Date	Principal
US Treasury Securities: 4.09%
US Treasury Bill #	0.01	11/03/2011	$7,705,000	7,704,800
US Treasury Bill #	0.02	01/05/2012	90,000	89,995
US Treasury Bill #	0.02	02/02/2012	6,805,000	6,804,272
US Treasury Bill #	0.06	05/03/2012	45,000	44,982
				14,644,049

Total Short-Term Investments (Cost $17,642,062)				17,644,049

Total Investments in Securities (Cost $320,226,448)*	100.31%			359,040,895
Other Assets and Liabilities, Net	(0.31)			(1,096,273)

Total Net Assets	100.00%			$357,944,622

(l)	Investment in an affiliate. The total cost of affiliated investments is $143,659,733.
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $327,639,665 and net unrealized appreciation (depreciation) consists of:

1

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

Gross unrealized appreciation	$34,280,201
Gross unrealized depreciation	(2,878,971)

Net unrealized appreciation	$31,401,230

2

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (the “Portfolio”).

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and the Portfolio acquires an indirect interest in those securities.

Securities valuation

Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments in the Master Portfolios are valued daily based on the Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Portfolio may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Investment companies	$278,264,656	$0	$0	$278,264,656
Affiliated Master Portfolios	0	63,132,190	0	63,132,190
Short-term investments
Investment companies	3,000,000	0	0	3,000,000
U.S. Treasury securities	14,644,049	0	0	14,644,049

	$295,908,705	$63,132,190	$0	$359,040,895

As of August 31, 2011, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments+	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts	$2,215,772	$0	$0	$2,215,772

+	Futures contracts are valued at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short term investments and the Master Portfolios) during the three months ended August 31, 2011 was as follows:

	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Dividend Income	Capital Gain Distributions	Value, End of Period
Wells Fargo Advantage Emerging Growth Fund*	$0	$2,307,825	$0	$0	$0	$17,224,583
Wells Fargo Advantage Emerging Markets Equity Fund	10,114,766	491,265	1,454,880	0	0	8,532,607
Wells Fargo Advantage Endeavor Select Fund	28,403,508	136,419	1,676,548	0	0	23,920,467
Wells Fargo Advantage Small Cap Growth Fund*	20,323,559	701,993	1,004,116	0	2,307,825	0
Wells Fargo Advantage Small Cap Value Fund	20,254,860	264,262	1,820,065	0	0	17,004,346
Wells Fargo Advantage Strategic Large Cap Growth Fund	28,311,771	0	1,929,701	0	0	24,044,755

	$107,408,464	$3,901,764	$7,885,310	$0	$2,307,825	$90,726,758

*	After the close of business on August 26, 2011, Wells Fargo Advantage Small Cap Growth Fund merged into Wells Fargo Advantage Emerging Growth Fund.

As of August 31, 2011, the Portfolio owned the following percentages in affiliated Master Portfolios:

Affiliated Master Portfolio	Percentage
Wells Fargo Advantage Equity Value Portfolio	2%
Wells Fargo Advantage International Growth Portfolio	18
Wells Fargo Advantage Small Company Value Portfolio	9

Derivative transactions

During the three months ended August 31, 2011, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with active asset allocation strategy.

At August 31, 2011, the Portfolio had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at August 31, 2011	Net Unrealized Gains (Losses)
September 2011	86 Long	S&P 500 Index	$26,180,550	$(1,049,975)
September 2011	732 Short	MSCI EAFE Index	55,624,680	6,010,178
September 2011	221 Short	MSCI Emerging Markets Index	11,468,795	1,048,645
September 2011	795 Long	Russell 2000 Index	57,732,900	(3,793,076)

The Portfolio had an average notional amount of $89,026,189 and $77,994,292 in long and short futures contracts, respectively, during the three months ended August 31, 2011.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ABAG — Association of Bay Area Governments

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgages

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BART — Bay Area Rapid Transit

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CDSC — Contingent Deferred Sales Charge

CGIC — Capital Guaranty Insurance Company

CGY — Capital Guaranty Corporation

CHF — Swiss Franc

CIFG — CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee

COP — Certificate of Participation

CP — Commercial Paper

CR — Custody Receipts

CTF — Common Trust Fund

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETET — Eagle Tax-Exempt Trust

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHAG — Federal Housing Agency

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUD — Housing & Urban Development

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MFMR — Multi-Family Mortgage Revenue

MMD — Municipal Market Data

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PSFG — Public School Fund Guaranty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

RIB — Residual Interest Bond

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SLMA — Student Loan Marketing Association

SPDR — Standard & Poor’s Depositary Receipts

STIT — Short-Term Investment Trust

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

USD — Unified School District

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch
President

Date:	October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch
President

Date:	October 27, 2011

By:	/s/ KASEY L. PHILLIPS
Kasey L. Phillips
Treasurer

Date:	October 27, 2011